Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents
Cash deposits	$ 160.3		$ 788.1
Term deposits			663.2
Cash and Cash Equivalents	$ 160.3	$ 1,128.1	$ 1,451.3	$ 1,439.0	$ 1,352.0	$ 1,421.9